Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust 2
Central Index Key	dei_EntityCentralIndexKey	0001365662
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2011
Guggenheim ABC High Dividend ETF (Prospectus Summary) | Guggenheim ABC High Dividend ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABCS
Guggenheim Airline ETF (Prospectus Summary) | Guggenheim Airline ETF | Guggenheim Airline ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FAA
Guggenheim China All-Cap ETF (Prospectus Summary) | Guggenheim China All-Cap ETF | Guggenheim China All-Cap ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YAO
Guggenheim China Technology ETF (Prospectus Summary) | Guggenheim China Technology ETF | Guggenheim China Technology ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CQQQ
Guggenheim EW Euro-Pacific LDRs ETF (Prospectus Summary) | Guggenheim EW Euro-Pacific LDRs ETF | Guggenheim EW Euro-Pacific LDRs ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EEN
Guggenheim S&P Global Water Index ETF (Prospectus Summary) | Guggenheim S&P Global Water Index ETF | Guggenheim S&P Global Water Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGW
Guggenheim Solar ETF (Prospectus Summary) | Guggenheim Solar ETF | Guggenheim Solar ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TAN
CLAYMORE/ALPHASHARES CHINA CONSUMER ETF (Prospectus Summary) | CLAYMORE/ALPHASHARES CHINA CONSUMER ETF | CLAYMORE/ALPHASHARES CHINA CONSUMER ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAO
CLAYMORE/ALPHASHARES CHINA INFRASTRUCTURE ETF (Prospectus Summary) | CLAYMORE/ALPHASHARES CHINA INFRASTRUCTURE ETF | CLAYMORE/ALPHASHARES CHINA INFRASTRUCTURE ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAO